Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries

EURm	2021	2020
Summarized income statement
Net sales(2)	1 174	1 376
Operating loss	(8)	(3)
Loss for the year	(24)	(14)
Loss for the year attributable to:
Equity holders of the parent	(24)	(14)
Non-controlling interests(3)	–	–
Summarized statement of financial position
Non-current assets	575	577
Non-current liabilities	(161)	(150)
Non-current net assets	414	427
Current assets(4)	2 144	1 984
Current liabilities	(1 284)	(1 228)
Current net assets	860	756
Net assets(5)	1 274	1 183
Non-controlling interests(3)	–	–
Summarized statement of cash flows
Net cash from operating activities	143	189
Net cash used in investing activities	0	(26)
Net cash used in financing activities(6)	(82)	(376)
Translation differences	67	(1)
Net increase/(decrease) in cash and cash equivalents	128	(214)

(1)   Financial information for the Nokia Shanghai Bell Group is presented before elimination of intercompany transactions with the rest of the Group but after elimination of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)   Includes EUR 61 million (EUR 104 million in 2020) net sales to other Group entities.

(3)   Based on the contractual arrangement with China Huaxin, Nokia does not recognize any non-controlling interest in NSB.

(4)   Includes a total of EUR 733 million (EUR 604 million in 2020) of cash and cash equivalents.

(5)   The distribution of the profits of NSB requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.

(6) Includes EUR 144 million dividend paid to China Huaxin in 2020